Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 157.1%  (85.4% of Total Investments)
X 550,404,935 VARIABLE RATE SENIOR LOAN INTERESTS - 135.1% (85.4% of Total Investments) (2)
X 550,404,935
Aerospace & Defense - 2.5% (1.6% of Total Investments)
$ 1,280 Maxar Technologies Ltd., Term
Loan B
3.520% 3-Month LIBOR 2.750% 10/05/24 B $ 1,271,653
4,039 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
7.750% 1-Month LIBOR 6.750% 7/31/23 B- 4,046,187
1,142 Sequa Mezzanine Holdings
L.L.C., Term Loan, Second Lien,
(cash 5.000%, PIK 6.750%)
11.750% 1-Month LIBOR 10.750% 7/31/24 CCC- 1,138,422
1,651 TransDigm, Inc., Term Loan E 3.014% 1-Month LIBOR 2.250% 5/30/25 Ba3 1,622,195
1,250 TransDigm, Inc., Term Loan F 3.014% 1-Month LIBOR 2.250% 12/09/25 Ba3 1,228,137
1,042 TransDigm, Inc., Term Loan G 3.014% 1-Month LIBOR 2.250% 8/22/24 Ba3 1,027,999
10,404 Total Aerospace & Defense 10,334,593
Airlines - 2.0% (1.3% of Total Investments)
1,620 AAdvantage Loyalty IP Ltd.,
Term Loan
5.813% 3-Month LIBOR 4.750% 4/20/28 Ba2 1,651,567
257 American Airlines, Inc., Term
Loan
2.840% 6-Month LIBOR 2.000% 12/14/23 Ba3 254,724
930 American Airlines, Inc., Term
Loan, First Lien
2.499% 1-Month LIBOR 1.750% 1/29/27 Ba3 893,988
1,435 Kestrel Bidco Inc., Term Loan B 4.000% 6-Month LIBOR 3.000% 12/11/26 BB- 1,391,860
1,900 SkyMiles IP Ltd., Term Loan B 4.813% 3-Month LIBOR 3.750% 10/20/27 Baa1 1,965,968
2,228 United Airlines, Inc., Term Loan
B
4.500% 3-Month LIBOR 3.750% 4/21/28 Ba1 2,214,591
8,370 Total Airlines 8,372,698
Auto Components - 1.1% (0.7% of Total Investments)
614 Adient US LLC, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/08/28 BB+ 610,813
2,029 Clarios Global LP, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/30/26 B1 2,000,191
85 DexKo Global Inc., Term Loan 3.750% 3-Month LIBOR 3.750% 10/04/28 B1 82,863
445 DexKo Global Inc., Term Loan B 4.717% 3-Month LIBOR 3.750% 10/04/28 B1 435,034
1,347 Superior Industries
International, Inc., Term Loan B,
First Lien
4.764% 1-Month LIBOR 4.000% 5/23/24 Ba3 1,328,698
4,520 Total Auto Components 4,457,599
Beverages - 1.5% (0.9% of Total Investments)
1,076 Arterra Wines Canada, Inc.,
Term Loan
4.506% 3-Month LIBOR 3.500% 11/25/27 B1 1,068,082
826 City Brewing Company, LLC,
Term Loan
4.469% 3-Month LIBOR 3.500% 4/05/28 B 777,674
1,750 Naked Juice LLC, Term Loan 4.001% 2-Month LIBOR 3.250% 1/20/29 Ba3 1,719,375
95 Naked Juice LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD Ba3 93,784
404 Naked Juice LLC, Term Loan,
Second Lien
6.651% SOFR90A 6.000% 1/20/30 B3 403,192
2,082 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 2,026,761
6,233 Total Beverages 6,088,868

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.6% (0.4% of Total Investments)
$ 2,502 Grifols Worldwide Operations
USA, Inc., Term Loan B
2.764% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 2,448,791
Building Products - 2.1% (1.3% of Total Investments)
2,688 Chamberlain Group Inc, Term
Loan B
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ 2,641,634
1,781 Cornerstone Building Brands,
Inc., Term Loan B
3.804% 3-Month LIBOR 3.250% 4/12/28 B+ 1,678,273
300 Griffon Corporation, Term
Loan B
3.267% SOFR90A 2.750% 1/19/29 BB 297,900
2,789 Quikrete Holdings, Inc., Term
Loan, First Lien
3.389% 1-Month LIBOR 2.625% 1/31/27 BB- 2,719,461
669 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 668,388
489 Zurn Holdings, Inc., Term Loan
B
3.014% 1-Month LIBOR 2.250% 10/04/28 BB 487,993
8,716 Total Building Products 8,493,649
Capital Markets - 0.8% (0.5% of Total Investments)
880 Advisor Group, Inc., Term Loan 5.264% 1-Month LIBOR 4.500% 7/31/26 B2 877,907
2,553 Astra Acquisition Corp., Term
Loan, First Lien
6.014% 1-Month LIBOR 5.250% 10/22/28 BB- 2,463,468
3,433 Total Capital Markets 3,341,375
Chemicals - 1.3% (0.8% of Total Investments)
561 ASP Unifrax Holdings Inc, Term
Loan B
4.756% 3-Month LIBOR 3.750% 12/14/25 BB 545,360
1,462 Atotech B.V., Term Loan B 3.264% 1-Month LIBOR 2.500% 3/18/28 B+ 1,452,270
784 Diamond (BC) B.V., Term Loan
B
3.514% 1-Month LIBOR 2.750% 9/29/28 Ba3 759,044
711 INEOS Styrolution US Holding
LLC, Term Loan B
3.514% 1-Month LIBOR 2.750% 1/29/26 BB+ 704,271
859 Ineos US Finance LLC, Term
Loan B
2.764% 1-Month LIBOR 2.000% 3/31/24 BBB- 855,960
165 Kraton Corporation, Term Loan 3.990% 3-Month LIBOR 3.250% 3/15/29 BB 164,382
795 PMHC II, Inc., Term Loan B 5.287% SOFR90A 4.250% 2/03/29 B- 750,950
5,337 Total Chemicals 5,232,237
Commercial Services & Supplies - 3.9% (2.5% of Total Investments)
1,170 Amentum Government
Services Holdings LLC, Term
Loan
4.777% SOFR90A 4.000% 2/07/29 B1 1,165,320
499 Anticimex International AB,
Term Loan B1
4.008% 3-Month LIBOR 3.500% 11/16/28 B 493,765
873 Clean Harbors Inc., Term Loan
B
2.764% 1-Month LIBOR 2.000% 10/08/28 BBB- 870,958
1,000 Covanta Holding Corporation,
Term Loan B
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 996,732
75 Covanta Holding Corporation,
Term Loan C
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 74,662
721 Garda World Security
Corporation, Term Loan B
4.920% 1-Month LIBOR 4.250% 10/30/26 BB+ 716,098
2,665 GFL Environmental Inc., Term
Loan
4.239% 3-Month LIBOR 3.000% 5/30/25 N/R 2,663,439
746 Herman Miller, Inc, Term Loan B 2.750% 1-Month LIBOR 2.000% 7/19/28 BBB- 737,482
3,739 Intrado Corporation, Term Loan 5.000% 1 + 3-Month
LIBOR
4.000% 10/10/24 B2 3,510,977
342 KAR Auction Services, Inc.,
Term Loan B6
3.063% 1-Month LIBOR 2.250% 9/19/26 Ba3 340,170
180 Pitney Bowes Inc., Term Loan B 4.764% 1-Month LIBOR 4.000% 3/19/28 BBB- 177,420

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 1,301 Prime Security Services
Borrower, LLC, Term Loan
3.500% 3 + 6-Month
LIBOR
2.750% 9/23/26 BB- $ 1,287,139
1,701 Vertical US Newco Inc, Term
Loan B
4.019% 1 + 6-Month
LIBOR
3.500% 7/31/27 B+ 1,685,869
590 West Corporation, Term Loan
B1
4.500% 1-Month LIBOR 3.500% 10/10/24 B2 547,461
860 WIN Waste Innovations
Holdings, Inc., Term Loan B
3.756% 3-Month LIBOR 2.750% 3/25/28 B+ 852,145
16,462 Total Commercial Services & Supplies 16,119,637
Communications Equipment - 2.3% (1.4% of Total Investments)
1,651 CommScope, Inc., Term Loan B 4.014% 1-Month LIBOR 3.250% 4/04/26 Ba3 1,592,952
1,985 Delta TopCo, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 12/01/27 B2 1,961,597
2,539 MLN US HoldCo LLC, Term
Loan, First Lien
4.952% 1-Month LIBOR 4.500% 11/30/25 B3 2,436,360
1,463 Plantronics Inc, Term Loan B 3.264% 1-Month LIBOR 2.500% 7/02/25 Ba2 1,453,673
1,717 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 1,351,659
500 ViaSat, Inc., Term Loan 5.000% SOFR30A 4.500% 3/04/29 Ba3 498,332
9,855 Total Communications Equipment 9,294,573
Construction & Engineering - 0.9% (0.6% of Total Investments)
496 AECOM, Term Loan B 2.514% 1-Month LIBOR 1.750% 4/13/28 BBB- 496,746
816 Aegion Corporation, Term Loan 5.500% 3-Month LIBOR 4.750% 5/17/28 B 810,291
514 Brand Energy & Infrastructure
Services, Inc., Term Loan
5.256% 3-Month LIBOR 4.250% 6/21/24 B- 489,372
997 Centuri Group, Inc, Term Loan
B
3.000% 3-Month LIBOR 2.500% 8/27/28 Ba2 986,698
696 Osmose Utilities Services, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 6/22/28 B 688,013
380 Pike Corporation, Term Loan B 3.764% 1-Month LIBOR 3.000% 1/21/28 Ba3 378,733
3,899 Total Construction & Engineering 3,849,853
Consumer Finance - 0.7% (0.4% of Total Investments)
2,734 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
2.514% 1-Month LIBOR 1.750% 4/30/28 BB+ 2,688,034
Containers & Packaging - 1.8% (1.1% of Total Investments)
1,760 Berry Global, Inc., Term Loan Z 2.238% 1-Month LIBOR 1.750% 7/01/26 BBB- 1,736,036
1,086 Charter NEX US, Inc., Term
Loan
4.514% 1-Month LIBOR 3.750% 12/01/27 N/R 1,082,274
715 Clydesdale Acquisition
Holdings Inc, Term Loan B
4.783% 3-Month LIBOR 4.250% 3/30/29 B 706,556
89 Klockner-Pentaplast of America,
Inc., Term Loan B, (WI/DD)
TBD TBD TBD TBD B 80,399
896 Reynolds Group Holdings Inc. ,
Term Loan B
4.264% 1-Month LIBOR 3.500% 9/24/28 B+ 875,244
526 Reynolds Group Holdings Inc. ,
Term Loan B2
4.014% 1-Month LIBOR 3.250% 2/05/26 B+ 512,246
2,252 TricorBraun Holdings, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 3/03/28 B2 2,207,774
7,324 Total Containers & Packaging 7,200,529
Diversified Consumer Services - 0.4% (0.2% of Total Investments)
588 GT Polaris, Inc., Term Loan 4.989% 3-Month LIBOR 3.750% 9/24/27 BB- 583,355
990 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 987,154
1,578 Total Diversified Consumer Services 1,570,509

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services - 1.6% (1.0% of Total Investments)
$ 328 Avaya, Inc., Term Loan B2 4.554% 1-Month LIBOR 4.000% 12/15/27 N/R $ 323,622
1,708 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
2.500% 1-Month LIBOR 1.750% 1/15/25 Baa2 1,693,406
3,242 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
2.250% 1-Month LIBOR 1.500% 2/12/27 Baa2 3,182,974
1,303 Trans Union, LLC, Term Loan B6 3.014% 1-Month LIBOR 2.250% 12/01/28 BBB- 1,290,854
6,581 Total Diversified Financial Services 6,490,856
Diversified Telecommunication Services - 3.5% (2.2% of Total Investments)
1,227 Altice France S.A., Term Loan
B12
4.732% 3-Month LIBOR 3.688% 1/31/26 B 1,217,275
3,766 Altice France S.A., Term Loan
B13
4.506% 3-Month LIBOR 4.000% 8/14/26 B 3,745,946
4,860 CenturyLink, Inc., Term Loan B 3.014% 1-Month LIBOR 2.250% 3/15/27 BBB- 4,660,462
778 Cincinnati Bell, Inc., Term Loan
B2
4.051% SOFR90A 3.250% 11/23/28 B+ 775,132
1,069 Connect Finco Sarl, Term Loan
B
4.264% 1-Month LIBOR 3.500% 12/12/26 B+ 1,064,299
2,846 Frontier Communications
Corp., Term Loan B
4.813% 3-Month LIBOR 3.750% 10/08/27 BB+ 2,804,837
14,546 Total Diversified Telecommunication Services 14,267,951
Electric Utilities - 0.4% (0.3% of Total Investments)
904 ExGen Renewables IV, LLC,
Term Loan
3.500% 3-Month LIBOR 2.500% 12/15/27 BB- 902,927
737 Pacific Gas & Electric Company,
Term Loan
3.813% 1-Month LIBOR 3.000% 6/23/25 BB 729,050
1,641 Total Electric Utilities 1,631,977
Electrical Equipment - 0.1% (0.1% of Total Investments)
300 Vertiv Group Corporation, Term
Loan B
3.202% 1-Month LIBOR 2.750% 3/02/27 BB- 292,582
Electronic Equipment, Instruments & Components - 1.3% (0.8% of Total Investments)
1,875 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 1,869,141
1,945 Ingram Micro Inc., Term Loan B 4.506% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,941,896
1,322 TTM Technologies, Inc., Term
Loan
2.955% 1-Month LIBOR 2.500% 9/28/24 BB+ 1,322,663
5,142 Total Electronic Equipment, Instruments & Components 5,133,700
Energy Equipment & Services - 0.1% (0.1% of Total Investments)
657 Petroleum Geo-Services ASA,
Term Loan
8.506% 3-Month LIBOR 7.500% 3/19/24 N/R 606,859
Entertainment - 2.4% (1.5% of Total Investments)
536 AMC Entertainment Holdings,
Inc. , Term Loan B
3.488% 1-Month LIBOR 3.000% 4/22/26 B- 480,299
3,679 Crown Finance US, Inc., Term
Loan
3.506% 3-Month LIBOR 2.500% 2/28/25 CCC 2,817,793
384 Crown Finance US, Inc., Term
Loan
4.250% 3-Month LIBOR 2.750% 9/20/26 CCC 286,319
301 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 320,801
1,085 Diamond Sports Group, LLC,
Second Lien Term Loan, (WI/
DD)
TBD TBD TBD TBD CCC+ 368,112
431 Diamond Sports Group, LLC,
Term Loan
9.000% SOFR30A 8.000% 5/19/26 B 439,479

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 491 Lions Gate Capital Holdings
LLC, Term Loan B
2.707% 1-Month LIBOR 2.250% 3/24/25 Ba2 $ 486,561
733 Springer Nature Deutschland
GmbH, Term Loan B18, (DD1)
3.750% 3-Month LIBOR 3.000% 8/14/26 BB+ 730,172
1,872 Univision Communications Inc.,
Term Loan C5
3.750% 1-Month LIBOR 2.750% 3/15/24 B+ 1,867,497
1,995 Virgin Media Bristol LLC, Term
Loan Q
3.804% 1-Month LIBOR 3.250% 1/31/29 BB+ 1,988,397
11,507 Total Entertainment 9,785,430
Food & Staples Retailing - 0.5% (0.3% of Total Investments)
768 American Seafoods Group LLC,
Term Loan, First Lien
3.750% 3-Month LIBOR 2.750% 8/21/23 BB- 763,197
1,217 US Foods, Inc., Term Loan B 3.258% 3-Month LIBOR 2.750% 11/22/28 BB 1,211,054
1,985 Total Food & Staples Retailing 1,974,251
Food Products - 0.9% (0.6% of Total Investments)
750 CHG PPC Parent LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 12/08/28 B1 738,750
767 Froneri International Ltd., Term
Loan
3.014% 1-Month LIBOR 2.250% 1/31/27 B+ 749,253
472 H Food Holdings LLC, Term
Loan B
4.451% 1-Month LIBOR 3.688% 5/31/25 B2 452,601
44 H Food Holdings LLC, Term
Loan B3
6.000% 1-Month LIBOR 5.000% 5/31/25 B2 43,284
1,000 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 988,500
775 UTZ Quality Foods, LLC, Term
Loan B
3.764% 1-Month LIBOR 3.000% 1/20/28 B1 769,803
3,808 Total Food Products 3,742,191
Health Care Equipment & Supplies - 3.3% (2.1% of Total Investments)
2,040 Carestream Health, Inc., Term
Loan
7.756% 3-Month LIBOR 6.750% 5/08/23 B1 2,031,645
413 Embecta Corp, Term Loan B 3.651% 3-Month LIBOR 3.000% 1/27/29 Ba3 408,977
665 ICU Medical, Inc., Term Loan B 3.000% 2-Month LIBOR 2.500% 12/14/28 BBB- 663,920
496 Insulet Corporation, Term Loan
B
4.014% 1-Month LIBOR 3.250% 5/04/28 Ba3 496,560
7,986 Medline Borrower, LP, Term
Loan B
4.014% 1-Month LIBOR 3.250% 10/21/28 BB- 7,860,780
1,674 Viant Medical Holdings, Inc.,
Term Loan, First Lien, (DD1)
4.514% 1-Month LIBOR 3.750% 7/02/25 B3 1,591,848
676 Vyaire Medical, Inc., Term Loan
B
5.750% 3-Month LIBOR 4.750% 4/30/25 Caa1 534,636
13,950 Total Health Care Equipment & Supplies 13,588,366
Health Care Providers & Services - 11.6% (7.3% of Total Investments)
552 ADMI Corp., Term Loan B2 4.139% 1-Month LIBOR 3.375% 12/23/27 B 543,767
2,239 AHP Health Partners, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 8/23/28 B1 2,231,060
421 BW NHHC Holdco, Inc., Term
Loan, First Lien
5.488% 3-Month LIBOR 5.000% 5/15/25 CCC 319,576
4,942 Change Healthcare Holdings
LLC, Term Loan B
3.500% 1-Month LIBOR 2.500% 3/01/24 B+ 4,939,031
501 DaVita, Inc. , Term Loan B 2.514% 1-Month LIBOR 1.750% 8/12/26 BBB- 494,905
239 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 239,075

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 111 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)(5)
TBD TBD TBD TBD B1 $ 110,342
1,201 Gainwell Acquisition Corp.,
Term Loan B
5.006% 3-Month LIBOR 4.000% 10/01/27 BB- 1,199,468
298 Global Medical Response, Inc.,
Term Loan
5.250% 6-Month LIBOR 4.250% 3/14/25 B 296,696
2,469 Global Medical Response, Inc.,
Term Loan B
5.250% 3-Month LIBOR 4.250% 10/02/25 B 2,453,320
3,787 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 3,770,673
304 MED ParentCo LP, Term Loan,
First Lien
5.014% 1-Month LIBOR 4.250% 8/31/26 B2 299,021
1,081 National Mentor Holdings, Inc.,
Term Loan, (DD1)
4.500% 1 + 3-Month
LIBOR
3.750% 3/02/28 B 1,041,062
18 National Mentor Holdings, Inc.,
Term Loan C, (DD1)
4.760% 3-Month LIBOR 3.750% 3/02/28 B 17,738
1,305 Onex TSG Intermediate Corp.,
Term Loan B
5.514% 1-Month LIBOR 4.750% 2/26/28 B 1,294,879
6,647 Parexel International
Corporation, Term Loan, First
Lien
4.264% 1-Month LIBOR 3.500% 11/15/28 B1 6,610,142
1,754 Phoenix Guarantor Inc, Term
Loan B
4.014% 1-Month LIBOR 3.250% 3/05/26 B1 1,728,168
1,485 Phoenix Guarantor Inc, Term
Loan B3
4.132% 1-Month LIBOR 3.500% 3/05/26 B1 1,464,321
178 Quorum Health Corporation,
Term Loan(6)
7.467% 3-Month LIBOR 6.500% 4/29/25 B- 145,177
5,809 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
4.499% 1-Month LIBOR 3.750% 11/16/25 B1 5,749,059
3,264 Select Medical Corporation,
Term Loan B
3.020% 1-Month LIBOR 2.250% 3/06/25 Ba2 3,243,536
4,856 Surgery Center Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 4,818,275
1,861 Team Health Holdings, Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 1,756,604
701 Team Health Holdings, Inc.,
Term Loan, First Lien
3.750% 1-Month LIBOR 2.750% 2/06/24 B 654,482
1,886 US Radiology Specialists, Inc.,
Term Loan
6.256% 3-Month LIBOR 5.250% 12/15/27 B- 1,881,518
47,909 Total Health Care Providers & Services 47,301,895
Health Care Technology - 1.0% (0.6% of Total Investments)
217 Athenahealth, Inc., Term
Loan(5)
1.750% SOFR30A 1.750% 1/27/29 B+ 214,810
1,283 Athenahealth, Inc., Term Loan B 4.009% SOFR30A 3.500% 1/27/29 B+ 1,267,377
2,697 Carestream Health, Inc., Term
Loan, Second Lien, (cash
5.500%, PIK 8.000%), (DD1)
5.506% 3-Month LIBOR 4.500% 8/05/23 CCC+ 2,494,474
4,197 Total Health Care Technology 3,976,661
Hotels, Restaurants & Leisure - 20.4% (12.9% of Total Investments)
158 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (DD1)
15.000% 3-Month LIBOR 14.000% 9/29/26 Caa3 157,174
363 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
5.983% 3-Month LIBOR 5.000% 12/29/25 CCC- 169,190
1,403 Alterra Mountain Company,
Term Loan
4.264% 1-Month LIBOR 3.500% 8/17/28 B 1,394,860
1,745 Alterra Mountain Company,
Term Loan B1, (DD1)
3.514% 1-Month LIBOR 2.750% 7/31/24 B 1,738,136

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 743 Aramark Services, Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 3/11/25 BB+ $ 732,837
16,235 B.C. Unlimited Liability
Company, Term Loan B4
2.514% 1-Month LIBOR 1.750% 11/19/26 BB+ 15,955,755
7,574 Caesars Resort Collection, LLC,
Term Loan B, First Lien
3.514% 1-Month LIBOR 2.750% 12/22/24 B+ 7,547,757
1,108 Caesars Resort Collection, LLC,
Term Loan B1
4.264% 1-Month LIBOR 3.500% 7/20/25 B+ 1,105,122
972 Carnival Corporation, Term
Loan B, (DD1)
3.750% 3-Month LIBOR 3.000% 6/30/25 Ba2 959,767
1,197 Carnival Corporation, Term
Loan B
4.000% 3-Month LIBOR 3.250% 10/18/28 Ba2 1,181,541
1,277 Churchill Downs Incorporated,
Term Loan B1
2.764% 1-Month LIBOR 2.000% 3/17/28 BBB- 1,265,489
4,336 ClubCorp Holdings, Inc., Term
Loan B
3.756% 3-Month LIBOR 2.750% 9/18/24 B2 4,227,098
544 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%), (DD1)
8.250% 3-Month LIBOR 8.250% 5/23/24 B- 632,099
868 Crown Finance US, Inc., Term
Loan B1, (DD1)(5)
0.000% 3-Month LIBOR 2.750% 5/31/23 CCC+ 728,725
7,211 Delta 2 (LUX) S.a.r.l., Term Loan 3.500% 1-Month LIBOR 2.500% 2/01/24 BB- 7,192,708
3,319 Equinox Holdings, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 3/08/24 CCC 3,152,071
5,052 Fertitta Entertainment, LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 5,034,842
950 Four Seasons Hotels Limited,
Term Loan, First Lien
2.764% 1-Month LIBOR 2.000% 11/30/23 BB+ 948,888
1,990 Hilton Grand Vacations
Borrower LLC, Term Loan B
3.698% 1-Month LIBOR 3.000% 8/02/28 BB+ 1,983,781
3,720 Hilton Worldwide Finance, LLC,
Term Loan B2
2.375% 1-Month LIBOR 1.750% 6/21/26 BBB- 3,682,506
3,061 IRB Holding Corp, Term Loan B 3.750% SOFR30A 3.000% 12/15/27 B+ 3,023,949
1,111 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 1,111,706
872 NASCAR Holdings, Inc, Term
Loan B
3.264% 1-Month LIBOR 2.500% 10/18/26 BB+ 869,924
861 PCI Gaming Authority, Term
Loan
3.264% 1-Month LIBOR 2.500% 5/31/26 BBB- 855,885
776 Penn National Gaming Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD BB 773,704
875 Scientific Games Holdings LP,
Term Loan B
4.175% SOFR90A 3.500% 2/04/29 BB- 867,033
2,691 Scientific Games International,
Inc., Term Loan
3.573% 3-Month LIBOR 3.000% 4/07/29 BB 2,682,173
1,492 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
3.813% 1-Month LIBOR 3.000% 8/25/28 BB- 1,473,530
5,117 Stars Group Holdings B.V. (The),
Term Loan, (DD1)
3.256% 3-Month LIBOR 2.250% 7/10/25 BBB 5,096,685
2,167 Station Casinos LLC, Term Loan
B
3.764% 1-Month LIBOR 2.250% 2/08/27 BB- 2,143,697
1,496 Twin River Worldwide Holdings,
Inc., Term Loan B
3.750% 6-Month LIBOR 3.250% 10/01/28 BB+ 1,484,325
1,776 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
3.520% 1-Month LIBOR 2.750% 5/16/25 B 1,744,509
1,072 Wyndham Hotels & Resorts,
Inc., Term Loan B
2.514% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,064,660
84,132 Total Hotels, Restaurants & Leisure 82,982,126

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Durables - 1.0% (0.7% of Total Investments)
$ 306 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 $ 301,354
69 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 68,490
1,800 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
4.250% 1-Month LIBOR 3.750% 7/30/28 B 1,776,006
299 Installed Building Products,
Inc., Term Loan B
3.014% 1-Month LIBOR 2.250% 12/14/28 BB+ 298,816
1,350 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B- 1,222,744
57 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B 56,970
569 Weber-Stephen Products LLC,
Term Loan B
4.014% 1-Month LIBOR 3.250% 10/30/27 B+ 553,223
4,450 Total Household Durables 4,277,603
Household Products - 0.3% (0.2% of Total Investments)
763 Illuminate Merger Sub Corp.,
Term Loan
4.506% 3-Month LIBOR 3.500% 7/23/28 B1 720,984
431 Reynolds Consumer Products
LLC, Term Loan
2.514% 1-Month LIBOR 1.750% 2/04/27 BBB- 424,805
1,194 Total Household Products 1,145,789
Independent Power And Renewable Electricity Producers - 0.2% (0.1% of Total Investments)
886 Vistra Operations Company
LLC, Term Loan B3, First Lien,
(DD1)
2.190% 1-Month LIBOR 1.750% 12/31/25 BBB- 876,108
Insurance - 4.2% (2.6% of Total Investments)
3,494 Acrisure, LLC, Term Loan B 4.264% 1-Month LIBOR 3.500% 2/15/27 B 3,448,583
2,509 Alliant Holdings Intermediate,
LLC, Term Loan B
4.014% 1-Month LIBOR 3.250% 5/10/25 B 2,489,083
498 Alliant Holdings Intermediate,
LLC, Term Loan B4, (DD1)
4.051% 1-Month LIBOR 3.500% 11/12/27 B 494,796
2,785 Asurion LLC, Term Loan B4,
Second Lien
6.014% 1-Month LIBOR 5.250% 1/15/29 B 2,706,324
627 Asurion LLC, Term Loan B6 3.889% 1-Month LIBOR 3.125% 11/03/23 Ba3 625,069
2,895 Asurion LLC, Term Loan B8 4.014% 1-Month LIBOR 3.250% 12/23/26 Ba3 2,835,010
746 Broadstreet Partners, Inc., Term
Loan B2
4.014% 1-Month LIBOR 3.250% 1/27/27 B1 737,232
994 Hub International Limited, Term
Loan B
4.348% 3-Month LIBOR 3.250% 4/25/25 B 990,106
2,141 Hub International Limited, Term
Loan B
4.214% 2 + 3-Month
LIBOR
3.000% 4/25/25 B 2,116,688
493 Ryan Specialty Group, LLC,
Term Loan
3.764% 1-Month LIBOR 3.000% 9/01/27 BB- 492,039
17,182 Total Insurance 16,934,930
Interactive Media & Services - 1.1% (0.7% of Total Investments)
4,547 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ 4,446,973
Internet & Direct Marketing Retail - 0.7% (0.4% of Total Investments)
1,980 CNT Holdings I Corp, Term
Loan
4.250% 3-Month LIBOR 3.500% 11/08/27 B 1,962,368
120 Medical Solutions Holdings,
Inc., Term Loan(5)
3.500% 3-Month LIBOR 3.500% 11/01/28 B1 119,100
630 Medical Solutions Holdings,
Inc., Term Loan, First Lien
4.506% 3-Month LIBOR 3.500% 11/01/28 B1 625,275
2,730 Total Internet & Direct Marketing Retail 2,706,743

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
IT Services - 4.7% (3.0% of Total Investments)
$ 1,602 Ahead DB Holdings, LLC, Term
Loan B
4.760% 3-Month LIBOR 3.750% 10/16/27 B+ $ 1,594,775
218 iQor US Inc., Exit Term Loan 8.500% 1-Month LIBOR 7.500% 9/15/27 B1 219,435
956 KBR, Inc., Term Loan B 3.514% 1-Month LIBOR 2.750% 2/07/27 Ba1 956,097
972 Peraton Corp., Term Loan B 4.514% 1-Month LIBOR 3.750% 2/01/28 BB- 966,873
1,170 Perforce Software, Inc., Term
Loan B
4.514% 1-Month LIBOR 3.750% 7/01/26 B2 1,157,530
3,811 Sabre GLBL Inc., Term Loan B 2.764% 1-Month LIBOR 2.000% 2/22/24 Ba3 3,767,680
668 Science Applications
International Corporation, Term
Loan B
2.639% 1-Month LIBOR 1.875% 10/31/25 BB+ 668,089
3,839 Syniverse Holdings, Inc., Term
Loan, First Lien
6.038% 3-Month LIBOR 5.000% 3/09/23 CCC+ 3,808,283
165 Syniverse Holdings, Inc., Term
Loan, Second Lien
10.038% 3-Month LIBOR 9.000% 3/11/24 CCC- 161,632
1,468 Tempo Acquisition LLC, Term
Loan B
3.700% SOFR30A 3.000% 8/31/28 BB- 1,460,433
3,508 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
9.756% 3-Month LIBOR 8.750% 2/28/25 B- 3,591,306
965 WEX Inc., Term Loan 3.014% 1-Month LIBOR 2.250% 4/01/28 Ba2 958,087
19,342 Total IT Services 19,310,220
Leisure Products - 0.3% (0.2% of Total Investments)
476 Hayward Industries, Inc., Term
Loan
3.198% 1-Month LIBOR 2.500% 5/28/28 BB- 471,614
655 SRAM, LLC , Term Loan B 3.250% 3 + 6-Month
LIBOR
2.750% 5/18/28 BB- 650,317
1,131 Total Leisure Products 1,121,931
Life Sciences Tools & Services - 0.5% (0.3% of Total Investments)
614 Avantor Funding, Inc., Term
Loan B5
3.014% 1-Month LIBOR 2.250% 11/06/27 BB+ 610,344
656 Curia Global, Inc., Term Loan 4.514% 1 + 3-Month
LIBOR
3.750% 8/30/26 B 653,630
943 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 939,145
2,213 Total Life Sciences Tools & Services 2,203,119
Machinery - 2.5% (1.6% of Total Investments)
1,935 AI Alpine AT Bidco GmbH,
Term Loan B
3.717% 3-Month LIBOR 2.750% 11/06/25 B 1,893,881
2,750 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 2,699,592
977 Alliance Laundry Systems LLC,
Term Loan B
4.506% 1 + 3-Month
LIBOR
3.500% 10/08/27 B 973,123
1,703 Gardner Denver, Inc., Term
Loan B2
1.826% 1-Week LIBOR 1.750% 2/28/27 BB+ 1,684,139
1,478 Gates Global LLC, Term Loan
B3
3.264% 1-Month LIBOR 2.500% 3/31/27 Ba3 1,452,980
627 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B 615,097
744 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 723,439
10,214 Total Machinery 10,042,251

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Marine - 0.5% (0.3% of Total Investments)
$ 2,036 HGIM Corp., Exit Term Loan,
(DD1)
7.000% 3-Month LIBOR 6.000% 7/02/23 CCC+ $ 1,959,340
Media - 14.4% (9.1% of Total Investments)
199 ABG Intermediate Holdings 2
LLC, Term Loan B, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 197,563
1,665 ABG Intermediate Holdings 2
LLC, Term Loan B1
4.000% SOFR90A 3.500% 12/21/28 B1 1,654,594
199 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)(5)
TBD TBD TBD TBD B1 197,563
320 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
6.801% SOFR90A 6.000% 12/20/29 CCC+ 318,000
409 Altice Financing SA, Term Loan,
First Lien
3.794% 3-Month LIBOR 2.750% 1/31/26 B 401,414
1,241 Cable One, Inc., Term Loan B4 2.764% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,231,165
2,577 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 2,537,428
2,694 Charter Communications
Operating, LLC, Term Loan B2
2.520% 1-Month LIBOR 1.750% 2/01/27 BBB- 2,664,346
452 Checkout Holding Corp., First
Out Term Loan
8.500% 1-Month LIBOR 7.500% 2/15/23 N/R 403,695
840 Checkout Holding Corp., Last
Out Term Loan(cash 2.000%,
PIK 9.500%), (DD1)
9.500% 1-Month LIBOR 9.500% 8/15/23 N/R 313,947
8,037 Clear Channel Outdoor
Holdings, Inc., Term Loan B
4.739% 3-Month LIBOR 3.500% 8/21/26 B1 7,857,491
4,974 CSC Holdings, LLC, Term Loan 2.804% 1-Month LIBOR 2.250% 1/15/26 BB 4,896,547
2,906 CSC Holdings, LLC, Term Loan
B1
2.804% 1-Month LIBOR 2.250% 7/17/25 BB 2,858,127
4,578 CSC Holdings, LLC, Term Loan
B5
3.054% 1-Month LIBOR 2.500% 4/15/27 BB 4,503,265
357 Cumulus Media New Holdings
Inc., Term Loan B
4.750% 6-Month LIBOR 3.750% 3/31/26 B 355,577
5,384 DirecTV Financing, LLC, Term
Loan
5.764% 1-Month LIBOR 5.000% 8/02/27 BBB- 5,368,595
397 Dotdash Meredith Inc, Term
Loan B
4.500% SOFR30A 4.000% 12/01/28 BB- 394,194
728 E.W. Scripps Company (The),
Term Loan B2
3.326% 1-Month LIBOR 2.563% 5/01/26 BB 721,569
553 Gray Television, Inc., Term Loan
B
2.955% 1-Month LIBOR 2.500% 2/07/24 BB+ 552,036
637 Gray Television, Inc., Term Loan
C
2.955% 1-Month LIBOR 2.500% 1/02/26 BB+ 633,715
4,703 iHeartCommunications, Inc.,
Term Loan
3.764% 1-Month LIBOR 3.000% 5/01/26 BB- 4,671,274
418 LCPR Loan Financing LLC, Term
Loan B
4.304% 1-Month LIBOR 3.750% 10/15/28 BB+ 417,661
1,751 McGraw-Hill Global Education
Holdings, LLC, Term Loan
5.258% 3 + 6-Month
LIBOR
4.750% 7/30/28 BB+ 1,720,825
412 Mission Broadcasting, Inc.,
Term Loan B
2.955% 1-Month LIBOR 2.500% 6/03/28 BBB- 408,347
1,262 Nexstar Broadcasting, Inc.,
Term Loan B3
3.014% 1-Month LIBOR 2.250% 1/17/24 BBB- 1,259,172
949 Nexstar Broadcasting, Inc.,
Term Loan B4
2.955% 1-Month LIBOR 2.500% 9/19/26 BBB- 941,979
323 Outfront Media Capital LLC,
Term Loan B
2.514% 1-Month LIBOR 1.750% 11/18/26 Ba1 317,112
409 Radiate Holdco, LLC, Term
Loan B
4.014% 1-Month LIBOR 3.250% 9/25/26 B1 403,863

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 309 Red Ventures, LLC, Term Loan
B2
3.264% 1-Month LIBOR 2.500% 11/08/24 BB+ $ 305,345
1,856 Sinclair Television Group Inc.,
Term Loan B1
3.014% 1-Month LIBOR 2.250% 1/03/24 B+ 1,804,490
877 Sinclair Television Group Inc.,
Term Loan B2B
3.270% 1-Month LIBOR 2.500% 9/30/26 Ba2 848,617
1,052 Virgin Media Bristol LLC, Term
Loan N
3.054% 1-Month LIBOR 2.500% 1/31/28 BB+ 1,038,971
893 WideOpenWest Finance LLC,
Term Loan B
3.540% SOFR30A 3.000% 12/20/28 BB 891,566
5,518 Ziggo Financing Partnership,
Term Loan I
3.054% 1-Month LIBOR 2.500% 4/30/28 BB 5,415,343
59,879 Total Media 58,505,396
Multiline Retail - 0.3% (0.2% of Total Investments)
312 Belk, Inc., Term Loan 8.500% 3-Month LIBOR 7.500% 7/31/25 B- 309,019
1,445 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 862,826
1,757 Total Multiline Retail 1,171,845
Oil, Gas & Consumable Fuels - 2.8% (1.8% of Total Investments)
856 BCP Renaissance Parent LLC,
Term Loan B3
4.500% SOFR30A 3.500% 11/01/24 B+ 849,317
1,123 Buckeye Partners, L.P., Term
Loan B
2.707% 1-Month LIBOR 2.250% 11/01/26 BBB- 1,116,115
150 DT Midstream, Inc, Term Loan B 2.500% 6-Month LIBOR 2.000% 6/10/28 Baa2 149,842
371 EG America LLC, Term Loan 4.999% 3-Month LIBOR 4.000% 2/05/25 B- 364,050
989 Freeport LNG Investments,
LLLP, Term Loan B
4.563% 3-Month LIBOR 3.500% 12/21/28 B+ 984,787
750 Freeport LNG Investments,
LLLP, Term Loan B, (WI/DD)
TBD TBD TBD TBD N/R 746,250
2,332 Gulf Finance, LLC, Term Loan,
(DD1)
7.750% 1-Month LIBOR 6.750% 8/25/26 B 2,131,595
2,323 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B 2,335,777
1,162 TransMontaigne Operating
Company L.P., Term Loan B
4.054% 1-Month LIBOR 3.500% 11/05/28 BB 1,159,182
1,557 Traverse Midstream Partners
LLC, Term Loan
5.950% SOFR90A 4.250% 9/27/24 B+ 1,555,131
11,613 Total Oil, Gas & Consumable Fuels 11,392,046
Personal Products - 0.9% (0.5% of Total Investments)
746 Conair Holdings, LLC, Term
Loan B
4.756% 3-Month LIBOR 3.750% 5/17/28 B1 731,605
31 Coty Inc., Term Loan B 2.701% 1-Month LIBOR 2.250% 4/05/25 B+ 30,018
1 Kronos Acquisition Holdings
Inc., Term Loan B
4.989% 3-Month LIBOR 3.750% 12/22/26 B2 599
3,670 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(7)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 2,749,867
4,448 Total Personal Products 3,512,089
Pharmaceuticals - 4.3% (2.7% of Total Investments)
2,857 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB 2,770,243
973 Catalent Pharma Solutions Inc.,
Term Loan B3
2.688% 1-Month LIBOR 2.000% 2/22/28 BBB- 970,243
803 Elanco Animal Health
Incorporated, Term Loan B
2.205% 1-Month LIBOR 1.750% 8/01/27 BBB- 787,857

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals (continued)
$ 1,860 Endo Luxembourg Finance
Company I S.a r.l., Term Loan
5.813% 1-Month LIBOR 5.000% 3/25/28 B- $ 1,730,549
6,203 Jazz Financing Lux S.a.r.l., Term
Loan
4.264% 1-Month LIBOR 3.500% 5/05/28 BB+ 6,201,574
2,041 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(6)
6.246% 3-Month LIBOR 5.250% 9/24/24 B3 1,904,423
612 Mallinckrodt International
Finance S.A., Term Loan B(6)
6.250% 3-Month LIBOR 5.500% 2/24/25 B3 570,565
1,928 Organon & Co, Term Loan 3.563% 3-Month LIBOR 3.000% 6/02/28 BB 1,922,317
423 Perrigo Investments, LLC, Term
Loan B
3.140% 3-Month LIBOR 2.500% 4/05/29 Baa3 421,840
241 Perrigo Investments, LLC, Term
Loan B(5)
3.000% 3-Month LIBOR 2.500% 4/05/29 Baa3 241,051
17,941 Total Pharmaceuticals 17,520,662
Professional Services - 2.1% (1.4% of Total Investments)
473 CHG Healthcare Services Inc.,
Term Loan
4.506% 3 + 6-Month
LIBOR
3.500% 9/30/28 B1 470,371
782 Creative Artists Agency, LLC ,
Term Loan B
4.514% 1-Month LIBOR 3.750% 11/26/26 B 780,217
2,154 Dun & Bradstreet Corporation
(The), Term Loan
3.918% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,140,914
967 EAB Global, Inc., Term Loan 4.739% 1-Month LIBOR 3.500% 8/16/28 B2 956,569
1,425 Nielsen Finance LLC, Term
Loan B4
2.488% 1-Month LIBOR 2.000% 10/04/23 BBB- 1,425,253
750 Physician Partners LLC, Term
Loan
4.800% SOFR30A 4.000% 2/01/29 B 745,001
2,236 Verscend Holding Corp., Term
Loan B
4.764% 1-Month LIBOR 4.000% 8/27/25 BB- 2,233,271
8,787 Total Professional Services 8,751,596
Road & Rail - 2.3% (1.5% of Total Investments)
1,262 First Student Bidco Inc, Term
Loan B
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,240,526
468 First Student Bidco Inc, Term
Loan C
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 459,687
1,462 Genesee & Wyoming Inc.
(New), Term Loan
3.006% 3-Month LIBOR 2.000% 12/30/26 BB+ 1,452,022
1,822 Hertz Corporation, (The), Term
Loan B
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 1,817,308
346 Hertz Corporation, (The), Term
Loan C
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 345,312
555 Uber Technologies, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 2/25/27 Ba3 553,493
2,018 Uber Technologies, Inc., Term
Loan B, First Lien
4.264% 1-Month LIBOR 3.500% 4/04/25 Ba3 2,013,445
1,444 XPO Logistics, Inc., Term Loan
B
2.202% 1-Month LIBOR 1.750% 2/23/25 Baa3 1,434,872
9,377 Total Road & Rail 9,316,665
Semiconductors & Semiconductor Equipment - 1.2% (0.8% of Total Investments)
4,452 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC 2,112,442
648 CMC Materials, Inc., Term Loan
B1
2.813% 1-Month LIBOR 2.000% 11/15/25 BBB- 646,540
633 Entegris Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Baa3 633,991
1,391 ON Semiconductor
Corporation, Term Loan B
2.764% 1-Month LIBOR 2.000% 9/19/26 Baa3 1,387,463

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Semiconductors & Semiconductor Equipment (continued)
$ 332 Synaptics Incorporated, Term
Loan B
2.750% 3-Month LIBOR 2.250% 10/20/28 BBB- $ 330,382
7,456 Total Semiconductors & Semiconductor Equipment 5,110,818
Software - 14.9% (9.4% of Total Investments)
986 Apttus Corporation, Term Loan 5.000% 3-Month LIBOR 4.250% 5/06/28 BB 985,475
2,768 Banff Merger Sub Inc, Term
Loan
4.514% 1-Month LIBOR 3.750% 10/02/25 B2 2,738,309
494 Camelot U.S. Acquisition 1 Co.,
Term Loan B
4.000% 1-Month LIBOR 3.000% 10/31/26 B1 490,417
645 Camelot U.S. Acquisition 1 Co.,
Term Loan B
3.764% 1-Month LIBOR 3.000% 10/31/26 B1 638,095
414 CCC Intelligent Solutions Inc.,
Term Loan B
3.256% 3-Month LIBOR 2.250% 9/21/28 B1 409,218
1,029 Ceridian HCM Holding Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 4/30/25 B+ 1,018,548
2,000 DTI Holdco, Inc., Term Loan 4.750% 3-Month LIBOR 4.750% 4/21/29 B2 1,965,000
468 Dynatrace LLC, Term Loan, First
Lien
3.014% 1-Month LIBOR 2.250% 8/23/25 BB+ 467,385
3,887 Epicor Software Corporation,
Term Loan
4.014% 1-Month LIBOR 3.250% 7/31/27 B2 3,867,094
3,125 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 BB- 3,039,481
2,730 Greeneden U.S. Holdings II,
LLC, Term Loan B4
4.764% 1-Month LIBOR 4.000% 12/01/27 B- 2,724,881
426 Greenway Health, LLC, Term
Loan, First Lien
4.756% 3-Month LIBOR 3.750% 2/16/24 B- 399,792
3,750 Informatica LLC, Term Loan B 3.563% 1-Month LIBOR 2.750% 10/14/28 BB- 3,708,975
603 iQor US Inc., Second Out Term
Loan
8.500% 1-Month LIBOR 7.500% 11/19/25 CCC+ 515,854
1,260 MA FinanceCo., LLC, Term
Loan B
5.250% 3-Month LIBOR 4.250% 6/05/25 BB+ 1,254,180
1,493 Magenta Buyer LLC, Term Loan,
First Lien
6.230% 3-Month LIBOR 5.000% 7/27/28 BB- 1,473,844
1,867 McAfee, LLC, Term Loan B 4.500% SOFR30A 4.000% 2/03/29 BB+ 1,819,890
330 Mitnick Corporate Purchaser
Inc, Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 329,670
4,300 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 4,234,597
1,492 Polaris Newco LLC, Term Loan
B
4.764% 1-Month LIBOR 4.000% 6/04/28 B2 1,479,441
396 Project Ruby Ultimate Parent
Corp., Term Loan
4.014% 1-Month LIBOR 3.250% 3/10/28 B 392,535
2,069 Proofpoint, Inc., Term Loan,
First Lien
3.758% 3-Month LIBOR 3.250% 8/31/28 BB- 2,038,652
1,468 RealPage, Inc, Term Loan, First
Lien
3.750% 1-Month LIBOR 3.250% 4/22/28 B+ 1,446,763
4,255 Seattle Spinco, Inc., Term Loan
B3
3.514% 1-Month LIBOR 2.750% 6/21/24 BB+ 4,215,150
3,424 Seattle Spinco, Inc., Term Loan
B5
4.500% SOFR90A 4.000% 1/14/27 BB+ 3,395,555
1,712 Sophia, L.P., Term Loan B, (WI/
DD)
TBD TBD TBD TBD B2 1,694,450
1,033 SS&C European Holdings Sarl,
Term Loan B4
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,020,416
1,273 SS&C Technologies Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,257,011
297 SS&C Technologies Inc., Term
Loan B6
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 295,597
397 SS&C Technologies Inc., Term
Loan B7
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 394,735

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 1,150 Tibco Software Inc., Term Loan
B3
4.520% 1-Month LIBOR 3.750% 7/03/26 B+ $ 1,148,008
1,000 Tibco Software Inc., Term Loan,
Second Lien
8.020% 1-Month LIBOR 7.250% 3/04/28 CCC+ 1,000,625
1,501 Ultimate Software Group Inc
(The), Term Loan, (DD1)
4.212% 3-Month LIBOR 3.250% 5/03/26 B1 1,487,330
731 Ultimate Software Group Inc
(The), Term Loan B, (DD1)
4.756% 3-Month LIBOR 3.750% 5/03/26 B1 728,661
995 Vision Solutions, Inc., Term
Loan
5.184% 3-Month LIBOR 4.000% 5/28/28 B2 984,080
1,760 Zelis Healthcare Corporation,
Term Loan
3.955% 1-Month LIBOR 3.500% 9/30/26 B 1,751,287
267 Zelis Healthcare Corporation,
Term Loan(5)
3.500% 1-Month LIBOR 3.500% 9/30/26 B 265,001
1,459 Zelis Healthcare Corporation,
Term Loan B
3.955% 1-Month LIBOR 3.500% 9/30/26 B 1,450,165
2,151 ZoomInfo LLC, Term Loan B 3.764% 1-Month LIBOR 3.000% 2/01/26 BB+ 2,145,636
61,405 Total Software 60,671,803
Specialty Retail - 3.8% (2.4% of Total Investments)
854 Academy, Ltd., Term Loan 4.500% 1-Month LIBOR 3.750% 11/06/27 BB- 845,870
875 Avis Budget Car Rental, LLC,
Term Loan C
4.300% SOFR30A 3.500% 3/15/29 BB+ 874,457
340 Driven Holdings, LLC, Term
Loan B
3.916% 3-Month LIBOR 3.000% 12/17/28 B2 337,025
1,229 Jo-Ann Stores, Inc., Term Loan
B1
5.964% 3-Month LIBOR 4.750% 6/30/28 B 1,040,988
1,004 LBM Acquisition LLC, Term
Loan B, (DD1)
4.500% 1-Month LIBOR 3.750% 12/18/27 B+ 950,698
368 LBM Acquisition LLC, Term
Loan B2
4.756% 3-Month LIBOR 3.750% 12/18/27 B+ 348,836
185 LBM Acquisition LLC, Term
Loan B2, (DD1)(5)
4.989% 3-Month LIBOR 3.750% 12/18/27 B+ 174,856
987 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 976,391
6,521 PetSmart, Inc., Term Loan B 4.989% 3-Month LIBOR 3.750% 2/12/28 BB- 6,475,080
1,866 Restoration Hardware, Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 10/15/28 BB 1,798,490
354 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 342,161
542 Staples, Inc., Term Loan 5.317% 3-Month LIBOR 5.000% 4/12/26 B 520,505
771 Wand NewCo 3, Inc., Term
Loan
3.764% 1-Month LIBOR 3.000% 2/05/26 B2 738,139
15,896 Total Specialty Retail 15,423,496
Technology Hardware, Storage & Peripherals - 0.1% (0.1% of Total Investments)
585 NCR Corporation, Term Loan 3.740% 3-Month LIBOR 2.500% 8/28/26 BB+ 570,375
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
1,362 Birkenstock GmbH & Co. KG,
Term Loan B
3.750% 6-Month LIBOR 3.250% 4/28/28 BB- 1,325,114
267 New Trojan Parent, Inc., Term
Loan, First Lien
4.014% 1 + 3-Month
LIBOR
3.250% 1/06/28 B 257,590
192 Samsonite International S.A.,
Term Loan B2
3.764% 1-Month LIBOR 3.000% 4/25/25 BB- 191,264
1,821 Total Textiles, Apparel & Luxury Goods 1,773,968

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Thrifts & Mortgage Finance - 0.1% (0.1% of Total Investments)
$ 1,625 Ditech Holding Corporation,
Term Loan(6)
0.000% N/A N/A 6/30/22 N/R $ 325,077
Trading Companies & Distributors - 0.5% (0.3% of Total Investments)
995 Core & Main LP, Term Loan B 3.198% 1-Month LIBOR 2.500% 6/10/28 Ba3 981,941
1,030 Resideo Funding Inc., Term
Loan
2.810% 1 + 3-Month
LIBOR
2.250% 2/12/28 BBB- 1,027,669
2,025 Total Trading Companies & Distributors 2,009,610
Transportation Infrastructure - 0.7% (0.4% of Total Investments)
1,627 Brown Group Holding, LLC,
Term Loan B
3.506% 3-Month LIBOR 2.500% 4/22/28 B+ 1,605,478
1,097 KKR Apple Bidco, LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 9/23/28 B+ 1,087,303
2,724 Total Transportation Infrastructure 2,692,781
Wireless Telecommunication Services - 1.3% (0.8% of Total Investments)
993 GOGO Intermediate Holdings
LLC, Term Loan B
4.989% 3-Month LIBOR 0.000% 4/30/28 B 984,436
3,740 Intelsat Jackson Holdings S.A.,
Term Loan B(6)
4.920% SOFR180A 4.250% 1/27/29 BB- 3,639,939
745 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
4.500% SOFR30A +
3-Month LIBOR
3.750% 6/02/28 B 739,536
5,478 Total Wireless Telecommunication Services 5,363,911
$ 566,464 Total Variable Rate Senior Loan Interests (cost $558,346,268) 550,404,935
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 64,604,656 CORPORATE BONDS - 15.9% (10.0% of Total Investments)
X 64,604,656
Airlines - 0.2% (0.1% of Total Investments)
$ 706 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 $ 647,755
Auto Components - 0.8% (0.5% of Total Investments)
1,925 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,716,580
1,425 Adient US LLC, 144A 9.000% 4/15/25 BB+ 1,482,000
3,350 Total Auto Components 3,198,580
Chemicals - 0.2% (0.2% of Total Investments)
950 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 902,310
Commercial Services & Supplies - 0.6% (0.4% of Total Investments)
1,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 1,280,235
650 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 582,627
485 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 464,994
2,635 Total Commercial Services & Supplies 2,327,856
Communications Equipment - 1.6% (1.0% of Total Investments)
5,275 Avaya Inc, 144A 6.125% 9/15/28 BB 4,893,899
1,125 Commscope Inc, 144A 8.250% 3/01/27 B3 956,250
600 CommScope Technologies LLC, 144A 5.000% 3/15/27 B3 471,000
7,000 Total Communications Equipment 6,321,149

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Diversified Telecommunication Services - 0.8% (0.5% of Total Investments)
$ 2,734 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ $ 2,617,805
595 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 BB 566,738
3,329 Total Diversified Telecommunication Services 3,184,543
Electric Utilities - 0.0% (0.0% of Total Investments)
2,980 Bruce Mansfield Unit 1 2007 Pass Through Trust (6) 6.850% 6/01/34 N/R 3,725
0(8) Pacific Gas and Electric Co 4.500% 7/01/40 BBB- 1
2,980 Total Electric Utilities 3,726
Electronic Equipment, Instruments & Components - 0.2% (0.2% of Total Investments)
1,000 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 930,000
Entertainment - 1.3% (0.8% of Total Investments)
3,567 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 2,987,612
2,750 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 570,625
1,880 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 695,600
1,110 Univision Communications Inc, 144A 9.500% 5/01/25 B+ 1,156,987
9,307 Total Entertainment 5,410,824
Equity Real Estate Investment Trusts (REITs) - 0.7% (0.4% of Total Investments)
2,700 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 2,747,250
Health Care Providers & Services - 2.9% (1.8% of Total Investments)
1,360 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 1,405,968
225 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 BB- 233,091
120 HCA Inc 5.375% 2/01/25 Baa3 123,450
3,600 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 3,330,000
2,894 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 2,474,370
1,225 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 1,043,994
1,060 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 1,052,050
1,940 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,862,303
121 Tenet Healthcare Corp 4.625% 7/15/24 BB- 120,671
12,545 Total Health Care Providers & Services 11,645,897
Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
706 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 713,674
IT Services - 0.2% (0.1% of Total Investments)
1,005 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 884,400
Media - 1.8% (1.1% of Total Investments)
450 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 424,665
950 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 895,375
1,482 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 1,360,698
1,127 iHeartCommunications Inc 8.375% 5/01/27 B- 1,115,235
2,465 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 2,304,775
4 iHeartCommunications Inc 6.375% 5/01/26 BB- 4,209
1,225 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 1,093,312
7,703 Total Media 7,198,269

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Metals & Mining - 0.2% (0.1% of Total Investments)
$ 855 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ $ 859,275
Oil, Gas & Consumable Fuels - 3.4% (2.2% of Total Investments)
668 Baytex Energy Corp, 144A 5.625% 6/01/24 BB- 664,660
1,575 Callon Petroleum Co 6.125% 10/01/24 B 1,554,935
2,935 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 2,916,656
1,040 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 1,032,855
600 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 617,142
850 Laredo Petroleum Inc 9.500% 1/15/25 B 871,250
650 Matador Resources Co 5.875% 9/15/26 BB- 638,131
2,768 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 2,607,691
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 CCC+ 231,875
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC+ 209,727
250 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC+ 209,375
1,500 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 B 1,320,000
750 PBF Holding Co LLC / PBF Finance Corp, 144A 9.250% 5/15/25 BB 777,518
182 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B 175,730
14,268 Total Oil, Gas & Consumable Fuels 13,827,545
Personal Products - 0.0% (0.0% of Total Investments)
205 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 B2 181,425
Pharmaceuticals - 0.5% (0.3% of Total Investments)
608 Bausch Health Cos Inc, 144A 6.125% 4/15/25 B 609,788
1,279 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 Caa2 1,009,233
582 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 CCC- 250,260
230 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 209,847
2,699 Total Pharmaceuticals 2,079,128
Software - 0.3% (0.2% of Total Investments)
1,500 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 1,342,050
Specialty Retail - 0.0% (0.0% of Total Investments)
200 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 CCC+ 199,000
$ 75,643 Total Corporate Bonds (cost $69,921,445) 64,604,656
Shares Description (1) Value
X 15,098,217 COMMON STOCKS - 3.7% (2.3% of Total Investments)
X 15,098,217
Banks - 0.0% (0.0% of Total Investments)
21,193 iQor US Inc (9),(10) $ 148,351
Construction & Engineering - 0.0% (0.0% of Total Investments)
2,336 TNT Crane & Rigging Inc (9),(10) 1,810
1,318 TNT Crane & Rigging Inc (9),(10) 15,816
Total Construction & Engineering 17,626
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
16,910 Cengage Learning Holdings II Inc (9),(10) 270,560
Diversified Telecommunication Services - 0.1% (0.1% of Total Investments)
16,271 Windstream Services PE LLC (9),(10) 258,986
5,616 Windstream Services PE LLC (9),(10) 92,664
Total Diversified Telecommunication Services 351,650

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Shares Description (1) Value
Energy Equipment & Services - 0.1% (0.1% of Total Investments)
63,862 Transocean Ltd (10) $ 240,121
7,266 Vantage Drilling International (9),(10) 99,908
Total Energy Equipment & Services 340,029
Entertainment - 0.0% (0.0% of Total Investments)
23,363 Metro-Goldwyn-Mayer Inc (9),(10) 98,522
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
50,560 Millennium Health LLC (7),(10) 7,384
47,462 Millennium Health LLC (7),(10) 2,182
Total Health Care Providers & Services 9,566
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
174,788 24 Hour Fitness Worldwide Inc (9),(10) 71,314
83,129 24 Hour Fitness Worldwide Inc (9) 83,129
Total Hotels, Restaurants & Leisure 154,443
Independent Power And Renewable Electricity Producers - 1.0% (0.6% of Total Investments)
64,338 Energy Harbor Corp (9),(10),(11) 4,161,897
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
12,030 Catalina Marketing Corp (9),(10) 2,105
Marine - 0.0% (0.0% of Total Investments)
573 ACBL HLDG CORP (9),(10) 14,134
Media - 0.0% (0.0% of Total Investments)
7 Cumulus Media Inc, Class A (10) 96
1,318,561 Hibu plc (9),(10) 6,593
36,087 Tribune Co, Class C (9),(10) 361
Total Media 7,050
Multiline Retail - 0.0% (0.0% of Total Investments)
187 Belk Inc (9),(10) 1,870
Oil, Gas & Consumable Fuels - 2.3% (1.4% of Total Investments)
6,825 California Resources Corp 274,433
56,185 Fieldwood Energy LLC (9),(10) 7,275,957
21,791 Whiting Petroleum Corp 1,591,833
Total Oil, Gas & Consumable Fuels 9,142,223
Professional Services - 0.1% (0.1% of Total Investments)
70,690 Skillsoft Corp (10) 378,191
Total Common Stocks (cost $21,777,635) 15,098,217
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 5,655,882 ASSET-BACKED SECURITIES - 1.4% (0.9% of Total Investments)
X 5,655,882
$ 250 Battalion CLO XI Ltd (3-Month LIBOR reference rate +
6.850% spread)(12)
6.974% 4/24/34 Ba3 $ 239,553
800 Dryden 50 Senior Loan Fund (3-Month LIBOR reference
rate + 6.260% spread)(12)
7.304% 7/15/30 Ba3 781,908
1,000 Flatiron CLO 19 Ltd (3-Month LIBOR reference rate +
6.100% spread)(12)
6.559% 11/16/34 BB- 952,390
750 Gilbert Park CLO Ltd (3-Month LIBOR reference rate +
6.400% spread)(12)
7.444% 10/15/30 Ba3 733,711
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread)(12)
6.899% 10/29/29 BB- 479,807

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
$ 500 KKR CLO 30 Ltd (3-Month LIBOR reference rate + 6.400%
spread)(12)
7.444% 10/17/31 Ba3 $ 485,597
250 Magnetite XXVII Ltd (3-Month LIBOR reference rate +
6.000% spread)(12)
7.063% 10/20/34 Ba3 238,552
400 Neuberger Berman Loan Advisers CLO 28 Ltd (3-Month
LIBOR reference rate + 5.600% spread)(12)
6.663% 4/20/30 BB- 381,608
1,375 Neuberger Berman Loan Advisers CLO 48 Ltd (CME Term
SOFR 3 Month reference rate + 3.200% spread)(12)
3.928% 4/25/36 BBB- 1,362,756
$ 5,825 Total Asset-Backed Securities (cost $5,814,777) 5,655,882
Shares Description (1) Value
X 3,838,671 WARRANTS - 0.9% (0.6% of Total Investments)
X 3,838,671
Entertainment - 0.0% (0.0% of Total Investments)
138,768 Cineworld Warrant (9) $ 15,264
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
11,942 American Commercial Barge Line LLC (9) 4,180
Marine - 0.0% (0.0% of Total Investments)
603 ACBL HLDG CORP (9) 14,874
2,243 ACBL HLDG CORP (9) 53,085
1,706 ACBL HLDG CORP (9) 69,946
15,701 American Commercial Barge Line LLC (9) 3,926
Total Marine 141,831
Oil, Gas & Consumable Fuels - 0.9% (0.6% of Total Investments)
314 California Resources Corp 3,760
25,425 Fieldwood Energy LLC (9) 3,292,538
33,231 Fieldwood Energy LLC (9) 216,001
17,255 Fieldwood Energy LLC (9) 163,923
Total Oil, Gas & Consumable Fuels 3,676,222
Software - 0.0% (0.0% of Total Investments)
15,619 Avaya Holdings Corp (9) 1,171
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
2 Intelsat SA/Luxembourg (9) 3
Total Warrants (cost $2,115,748) 3,838,671
Shares   Description (1) Coupon Ratings (4) Value
292,298 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
X 292,298
Communications Equipment - 0.0% (0.0% of Total Investments)
15,089 Riverbed Technology, Inc. (9),(10) 0.000% N/R $ 141,460

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Shares   Description (1) Coupon Ratings (4) Value
Marine - 0.1% (0.1% of Total Investments)
2,428 ACBL HLDG CORP (9),(10) 0.000% N/R $ 100,356
2,133 ACBL HLDG CORP (9),(10) 0.000% N/R 50,482
Total Marine 150,838
Total Convertible Preferred Securities (cost $378,983) 292,298
Total Long-Term Investments (cost $658,354,856) 639,894,659
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  1.1% (0.7% of Total Investments)
X 4,327,312 INVESTMENT COMPANIES - 1.1% (0.7% of Total Investments)
X 4,327,312
4,327,312 BlackRock Liquidity Funds T-Fund Portfolio 0.305%(13) $ 4,327,312
Total Investment Companies (cost $4,327,312) 4,327,312
Total Short-Term Investments (cost $4,327,312) 4,327,312
Total Investments (cost $662,682,168 ) - 158.2% 644,221,971
Borrowings - (40.4)% (14),(15) (164,500,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (18.3)%(16) (74,700,488)
Other Assets Less Liabilities - 0.5% 2,297,734
Net Assets Applicable to Common Shares - 100% $ 407,319,217
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 547,655,068 $ 2,749,867 $ 550,404,935
Corporate Bonds – 64,604,656 – 64,604,656
Common Stocks 2,484,674 12,603,977 9,566 15,098,217
Asset-Backed Securities – 5,655,882 – 5,655,882
Warrants 3,760 3,834,911 – 3,838,671
Convertible Preferred Securities – 292,298 – 292,298
Short-Term Investments:
Investment Companies 4,327,312 – – 4,327,312
Total
$ 6,815,746 $ 634,646,792 $ 2,759,433 $ 644,221,971

As of the measurement date, the Common Stocks categorized as Level 3 are priced based on updated financial statements which reflect the most recent net asset values. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $2,913,510 $600,347 $5,839
Gains (losses):
Net realized gains (losses) 38 (59,301) -
Change in net unrealized appreciation (depreciation) (213,596) (151,117) 2,266
Purchases at cost (205) - -
Sales at proceeds (28,313) - -
Net discounts (premiums) 78,433 - -
Transfers into - - -
Transfers (out of) - (380,363) (8,105)
Balance at the end of period $2,749,867 $9,566 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(213,596) $(87,630) $-
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $378,192 $- $2,171 $- $- $(380,363)
Warrants - - 8,105 - - (8,105)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Principal Amount (000) rounds to less than $1,000.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(14) Borrowings as a percentage of Total investments is 25.5%.
(15) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.

Nuveen Floating Rate Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JRO
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.